Related Parties - Equity Method Investments (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 14, 2020
Related Party Transaction [Line Items]
Total assets	$ 805,817,385	$ 806,077,995	$ 806,077,995
Total liabilities	187,773,749	127,639,700	127,639,700			$ 72,504,111
Net income	$ (60,394,659)	(55,771,393)
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Related Party Transaction [Line Items]
Total assets		10,254,902,000	10,254,902,000	$ 5,098,943,000
Total liabilities		$ 10,032,736,000	10,032,736,000	4,932,181,000
Total revenues			276,968,000	149,922,000	$ 5,014,000
Net income			$ 58,426,000	$ 22,255,000	$ 432,000